Asset Retirement Obligation - Information Related to Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation Disclosure [Abstract]
Beginning Balance	$ 226,137	$ 222,989	$ 215,089
Additions to asset retirement obligations	421	2,529	7,583
Accretion expense	2,129	4,260	4,404
Liabilities settled	(3,742)	(3,641)	(4,087)
Ending Balance	$ 224,945	$ 226,137	$ 222,989